Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Land Use Rights, Net
Land use rights	¥ 235,198		¥ 235,198
Less: Accumulated amortization-land use rights	(27,899)		(22,595)
Total land use rights, net	¥ 207,299	$ 29,197	¥ 212,603